UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	July 31
Date of reporting period:	July 31, 2022

Item #1. Reports to Stockholders.

INDEX	American Conservative Values ETF

ANNUAL REPORT

For the Year Ended July 31, 2022

American Conservative Values ETF

ANNUAL REPORT

American Conservative Values ETF

Dear Shareholders,

Welcome to our community of politically conservative investors.

Since the American Conservative Values ETF’s (ACVF) inception to date (10/28/2020 until 07/31/2022), nearly all major stock indexes produced positive results. The large-cap S&P 500® Index, a stock market index tracking the stock performance of 500 large companies listed on exchanges in the United States and the Russell 1000® Index, a stock market index that tracks the highest-ranking 1,000 stocks in the Russell 3000® Index, repeatedly reached record highs into year end 2021, before entering a significant market correction in 2022. The S&P 500® was in a drawdown of over -20% in early June, which is widely considered the definition of a bear market before recovering somewhat during July.

Acknowledging the difficult market environment, I am extremely pleased with our performance to date (Table 2) as well as our boycotted companies (Table 1). ACVF is actively managed and endeavors to balance performance, competitive with large-cap benchmarks such as the S&P 500®, with the sense of purpose and advocacy of boycotting companies that are most hostile to conservative values. Maximizing the economic value of these boycotts while also preserving predictable large cap performance is our goal.

This trailing 12-month period, particularly year to date was difficult for US large- cap stocks and most market sectors. The market has sold off in reaction to rising inflation, the war in Ukraine and the Fed’s raising short term interest rates to contain inflation, which increases the probability of an economic recession. The factor that most significantly affected ACVF’s relative performance vs. the S&P 500® during this period was the relative performance of the companies we are boycotting (the “Boycotts”), which are S&P 500® constituents. ACVF’s out performance of the S&P 500® during this period was due to the company and sector miss- weights introduced to the Fund portfolio by avoiding ownership of the Boycotts. On average the Boycotts underperformed the S&P 500® during this period by a weighted average of almost -7.0%. Performance of each of the Boycotts is contained in Table 1.

During this period, ACVF initiated new Boycotts on American Express, Bank of America, Lowe’s, Nasdaq, Warner Bros Discovery and Netflix and ended Boycotts on Wells Fargo and 3M.

ANNUAL REPORT

American Conservative Values ETF

Shareholder Letter - continued (unaudited)July 31, 2022

Table 1

For the trailing one year Period of (7/31/2021 until 07/31/2022)

Boycotted Company	% Return	Return +/- S&P 500®
PROGRESSIVE CORP	23.2	27.8
COCA-COLA CO/THE	16.0	20.6
APPLE INC	12.1	16.7
JOHNSON & JOHNSON	4.0	8.6
LOWE’S COS INC*	1.0	5.7
NASDAQ INC*	-1.9	2.7
DICK’S SPORTING GOODS, INC	-4.6	0.0
AT&T INC	-5.2	-0.6
WALMART INC	-6.0	-1.3
AMERICAN EXPRESS CO*	-8.6	-4.0
GOLDMAN SACHS GROUP INC	-9.1	-4.4
BANK OF AMERICA CORP*	-10.0	-5.4
VERIZON COMMUNICATIONS INC	-13.1	-8.5
ALPHABET INC-CL A	-13.7	-9.0
ALPHABET INC-CL C	-13.7	-9.1
AMAZONCOM INC	-18.9	-14.3
DELTA AIR LINES INC	-20.3	-15.7
BLACKROCK INC	-21.0	-16.4
JPMORGAN CHASE & CO	-21.8	-17.2
SALESFORCE INC	-23.9	-19.3
THE NEW YORK TIMES COMPANY	-26.5	-21.8
STARBUCKS CORP	-28.8	-24.1
NIKE INC -CL B	-30.8	-26.2
COMCAST CORP-CLASS A	-34.8	-30.2
GENERAL MOTORS CO	-36.2	-31.6
WARNER BROS DISCOVERY INC*	-39.5	0.48
WALT DISNEY CO/THE	-39.7	-35.1
TWITTER INC	-40.3	-35.7
META PLATFORMS INC-CLASS A	-55.4	-50.7
NETFLIX INC*	-56.6	-51.9

*Denoted Companies Boycott period was less than 1 year

ANNUAL REPORT

American Conservative Values ETF

Shareholder Letter - continued (unaudited)July 31, 2022

In furtherance of the goal of maximizing the economic value of these boycotts while also preserving predictable large-cap performance, the management team seeks to control ACVF’s risk to the S&P 500® by employing portfolio construction which is diversified among economic sector and style factors, resulting in an ETF solidly within the large-cap blend style box. By monitoring the risks created by our boycotts and utilizing such a portfolio construction, the resulting performance should produce returns consistent with the large cap blend style universe and large-cap indexes, a high correlation to the S&P 500® as well as beta close to 1.0. Beta measures the sensitivity of an investment to the movement of its benchmark. A beta higher than 1.0 indicates the investment has been more volatile than the benchmark and a beta of less than 1.0 indicates the investment has been less volatile than the benchmark.

This was accomplished while also avoiding ownership of 29 of the companies most hostile to conservative values (chart includes 2 share classes of Google/Alphabet), which represented on average close to 27% of the S&P 500® company weights.

Since Inception (10/28/2020 until 07/31/2022), a $10,000(A) investment in ACVF would have returned a profit of $2,552, which is $48 dollars greater than the return of the S&P 500® for a $10,000 investment for that same period. We achieved these results, while also keeping approximately $2,700 of your investment out of the companies we believe are most hostile to conservative values.

(A)This illustrates the performance of a hypothetical $10,000 investment made in Fund two years ago. It assumes reinvestment of dividends and capital gains, but does reflect the effect of any applicable sales charges or redemption fees. This does not imply any future performance.

Thank you for your continued support and confidence in the American Conservative Values ETF (ACVF).

Sincerely,

William E. Flaig, Jr.
Founder and CEO
Ridgeline Research LLC

ANNUAL REPORT

American Conservative Values ETF

Shareholder Letter - continued (unaudited)July 31, 2022

Investment Objective

The American Conservative Values ETF (the “Fund”) seeks to achieve long-term capital appreciation with capital preservation as a secondary objective.

Table 2

PERFORMANCE (as of July 31, 2022)

	3 MONTH	6 MONTH	1 YEAR	YTD	SINCE INCEPTION*
ACVF – Market (Close)	-0.10%	-7.33%	-4.13%	-12.62%	16.17%
ACVF – NAV	-0.12%	-7.35%	-4.06%	-12.59%	16.17%
S&P 500® – Total Return	-0.39%	-7.81%	-4.64%	-12.58%	15.97%

The performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher that the performance data quoted. For the most recent month-end performance, please call 1-888-909-6030.

*Since Inception Returns are Annualized

CURRENT BOYCOTTS (as of July 31, 2022)

ALPHABET INC-CL A	JPMORGAN CHASE & CO
ALPHABET INC-CL C	LOWE’S COS INC
AMAZON.COM INC	META PLATFORMS INC-CLASS A
AMERICAN EXPRESS CO	NASDAQ INC
APPLE INC	NETFLIX INC
AT&T INC	NIKE INC -CL B
BANK OF AMERICA CORP	PROGRESSIVE CORP
BLACKROCK INC	SALESFORCE INC
COCA-COLA CO/THE	STARBUCKS CORP
COMCAST CORP-CLASS A	THE NEW YORK TIMES COMPANY
DELTA AIR LINES INC	TWITTER INC
DICK’S SPORTING GOODS, INC.	VERIZON COMMUNICATIONS INC
GENERAL MOTORS CO	WALMART INC
GOLDMAN SACHS GROUP INC	WALT DISNEY CO/THE
JOHNSON & JOHNSON	WARNER BROS DISCOVERY INC

ANNUAL REPORT

American Conservative Values ETF

Shareholder Letter - continued (unaudited)July 31, 2022

Important Disclosure Statement

Must be preceded or accompanied by a current prospectus.

An investment in the Fund is subject to risks, including the possible loss of the principal amount invested. Overall stock market risks may affect the value of individual securities in which the Fund invests. The Fund is actively managed, the Adviser’s investment decisions impact the Fund’s performance. The Fund and Adviser are new, the ETF has only recently commenced operations. This Fund may not be suitable for all investors.

Fund holdings are subject to change and are not a recommendation to buy or sell any security. Please see the Schedule of Investments for a complete list of holdings.

The ACVF ETF is distributed by Foreside Fund Services, LLC.

ANNUAL REPORT

American Conservative Values ETF

Important Disclosure Statements (unaudited)

The American Conservative Values ETF’s (the “Fund”) prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Fund’s prospectus containing this and other important information, please call 888-909-6030. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and Ridgeline Research LLC is the investment advisor.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Fund may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Fund’s Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of July 31, 2022 and are subject to change at any time. For most recent information, please call 888-909-6030.

ANNUAL REPORT

American Conservative Values ETF

(unaudited)

GROWTH OF $10,000 INVESTMENT IN
THE AMERICAN CONSERVATIVE VALUES ETF VS. S&P 500® INDEX

$14
$13
$12
$11
$10
Thousands
10/28/20
7/31/21
7/31/22
$12,552
$12,504

Past performance is not predictive of future performance.

American Conservative Values ETF   S&P 500® Index

	Total Return One Year Ended 7/31/22	Average Annual Return Since Inception 10/28/20 to 7/31/22
American Conservative Values ETF	(4.06%)	13.83%
S&P 500® Index	(4.64%)	13.58%

Performance figures assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares. This does not imply any future performance.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

ANNUAL REPORT

American Conservative Values ETF

Portfolio Compositionas of July 31, 2022 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
COMMON STOCKS:
Software & Services	16.15%
Healthcare	15.51%
Information Technology	12.59%
Financials	11.59%
Consumer Discretionary	10.04%
Consumer Staples	8.90%
Industrials	8.28%
Communication Services	4.08%
Energy	4.08%
Utilities	3.18%
Materials	2.77%
Real Estate	2.46%
99.63%

See Notes to Financial Statements

ANNUAL REPORT

American Conservative Values ETF

Schedule of InvestmentsJuly 31, 2022

	Security Description	Number of Shares	Fair Value
99.63%	COMMON STOCKS

4.08%	COMMUNICATION SERVICES
	Activision Blizzard, Inc.	1,393	$111,370
	Charter Communications, Inc.*	449	194,013
	DISH Network Corp.*	1,681	29,199
	Electronic Arts, Inc.	339	44,487
	Fox Corp. - Class A	1,433	47,447
	Fox Corp. - Class B	1,357	41,931
	IAC/InterActive Corp.*	460	31,510
	The Interpublic Group of Cos, Inc.	3,019	90,178
	Live Nation Entertainment, Inc.*	381	35,810
	Lumen Technologies, Inc.	2,220	24,176
	Match Group, Inc.*	575	42,153
	News Corp. -Class A	2,069	35,463
	News Corp. - Class B	1,878	32,452
	Omnicom Group, Inc.	1,373	95,890
	Paramount Global	2,008	47,489
	Spotify Technology SA*	306	34,584
	Take-Two Interactive Software*	209	27,741
	T-Mobile US, Inc.*	2,511	359,224
	Vimeo, Inc.*	630	3,503
			1,328,620

10.04%	CONSUMER DISCRETIONARY
	Advance Auto Parts, Inc.	86	16,651
	Aptiv PLC*	339	35,558
	AutoZone, Inc.*	2	4,275
	Bath & Body Works, Inc.	365	12,972
	Best Buy Co., Inc.	297	22,866
	Booking Holdings, Inc.*	86	166,469
	BorgWarner, Inc.	377	14,499
	CarMax, Inc.*	170	16,922
	Carnival Corp.*	928	8,408
	Chipotle Mexican Grill, Inc.*	43	67,261
	DR Horton, Inc.	340	26,530
	Darden Restaurants, Inc.	173	21,537
	Dollar General Corp.	423	105,086

See Notes to Financial Statements

ANNUAL REPORT

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2022

Security Description	Number of Shares	Fair Value
Dollar Tree, Inc.*	295	$48,781
Domino’s Pizza, Inc.	43	16,861
eBay, Inc.	700	34,041
Etsy, Inc.*	511	53,001
Expedia Group, Inc.*	558	59,176
Ford Motor Co.	5,245	77,049
The Gap, Inc.	295	2,838
Garmin Ltd.	589	57,498
Genuine Parts Co.	213	32,561
Hasbro, Inc.	88	6,927
Hilton Worldwide Holdings, Inc.	339	43,416
The Home Depot, Inc.	1,903	572,689
Las Vegas Sands Corp.*	509	19,184
Lennar Corp.	252	21,420
LKQ Corp.*	252	13,820
Marriott International, Inc./MD	808	128,327
McDonald’s Corp.	960	252,835
MGM Resorts International	1,060	34,694
Norwegian Cruise Line Holdings*	255	3,098
O’Reilly Automotive, Inc.*	86	60,509
Pool Corp.	43	15,381
PulteGroup, Inc.	130	5,671
PVH Corp.	85	5,263
Ralph Lauren Corp.	42	4,142
Ross Stores, Inc.	426	34,617
Royal Caribbean Cruises Ltd.*	213	8,245
Tapestry, Inc.	256	8,609
Target Corp.	627	102,439
Tesla, Inc.*	912	813,002
The TJX Cos, Inc.	1,553	94,981
Tractor Supply Co.	130	24,892
Ulta Beauty, Inc.*	43	16,723
Under Armour, Inc. - Class A*	169	1,565
Under Armour, Inc. - Class C*	208	1,718
VF Corp.	338	15,102
Wynn Resorts Ltd.*	125	7,935
YUM! Brands, Inc.	384	47,055
		3,265,099

See Notes to Financial Statements

ANNUAL REPORT

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2022

	Security Description	Number of Shares	Fair Value
8.90%	CONSUMER STAPLES
	Altria Group, Inc.	1,987	$87,150
	Archer-Daniels-Midland Co.	1,102	91,213
	Brown-Forman Corp.	263	19,520
	Church & Dwight Co., Inc.	213	18,738
	The Clorox Co.	36	5,106
	Colgate-Palmolive Co.	884	69,606
	Constellation Brands, Inc.	335	82,514
	Costco Wholesale Corp.	1,346	728,590
	The Estee Lauder Cos., Inc.	213	58,170
	General Mills, Inc.	510	38,143
	The Hershey Co.	129	29,407
	Kimberly-Clark Corp.	296	39,010
	The Kraft Heinz Co.	805	29,648
	The Kroger Co.	1,095	50,852
	McCormick & Co., Inc./MD	170	14,850
	Mondelez International, Inc.	2,024	129,617
	Monster Beverage Corp.*	802	79,895
	PepsiCo, Inc.	2,600	454,896
	Philip Morris International, Inc.	1,436	139,507
	The Procter & Gamble Co.	4,368	606,759
	Sysco Corp.	600	50,940
	Tyson Foods, Inc.	337	29,659
	Walgreens Boots Alliance, Inc.	1,100	43,582
			2,897,372

4.08%	ENERGY
	Baker Hughes Co.	885	22,736
	Chevron Corp.	2,192	359,006
	ConocoPhillips	932	90,805
	EOG Resources, Inc.	465	51,717
	Exxon Mobil Corp.	4,827	467,881
	Halliburton Co.	841	24,641
	Hess Corp.	127	14,284
	Kinder Morgan, Inc.	1,942	34,937
	Marathon Petroleum Corp.	848	77,728
	Occidental Petroleum Corp.	849	55,822
	ONEOK, Inc.	377	22,522

See Notes to Financial Statements

ANNUAL REPORT

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2022

	Security Description	Number of Shares	Fair Value
	Pioneer Natural Resources Co.	85	$20,141
	Schlumberger NV	1,601	59,285
	The Williams Cos., Inc.	800	27,272
			1,328,777

11.59%	FINANCIALS
	Aflac, Inc.	844	48,361
	The Allstate Corp.	380	44,449
	American International Group, Inc.	1,179	61,037
	Ameriprise Financial, Inc.	174	46,966
	Aon PLC	213	61,992
	Arthur J Gallagher & Co.	86	15,393
	Bank of New York Mellon Corp.	1,228	53,369
	Berkshire Hathaway, Inc. - Class B*	2,814	845,888
	Capital One Financial Corp.	428	47,007
	Cboe Global Markets, Inc.	88	10,857
	The Charles Schwab Corp.	2,698	186,297
	Chubb Ltd.	633	119,409
	Cincinnati Financial Corp.	173	16,840
	Citigroup, Inc.	3,105	161,150
	Citizens Financial Group, Inc.	716	27,187
	CME Group, Inc.	463	92,359
	Discover Financial Services	174	17,574
	Fifth Third BanCorp	1,183	40,364
	First Republic Bank/California	255	41,491
	Franklin Resources, Inc.	250	6,863
	Hartford Financial Services Group	298	19,212
	Huntington Bancshares, Inc.	1,311	17,423
	Intercontinental Exchange, Inc.	717	73,127
	Invesco Ltd.	132	2,342
	KeyCorp	888	16,250
	Lincoln National Corp.	208	10,679
	Loews Corp.	203	11,825
	MarketAxess Holdings, Inc.	43	11,644
	Marsh & McLennan Cos., Inc.	547	89,686
	MetLife, Inc.	1,476	93,357
	Moody’s Corp.	248	76,942
	Morgan Stanley	2,569	216,567

See Notes to Financial Statements

ANNUAL REPORT

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2022

	Security Description	Number of Shares	Fair Value
	MSCI, Inc.	45	$21,660
	Northern Trust Corp.	337	33,626
	PNC Financial Services Group	769	127,608
	Principal Financial Group, Inc.	171	11,447
	Prudential Financial, Inc.	799	79,892
	Raymond James Financial, Inc.	255	25,110
	Regions Financial Corp.	1,518	32,151
	Rocket Cos., Inc.	3,103	29,541
	S&P Global, Inc.	574	216,358
	State Street Corp.	507	36,017
	SVB Financial Group*	86	34,705
	Synchrony Financial	87	2,913
	T Rowe Price Group, Inc.	298	36,794
	The Travelers Cos., Inc.	339	53,799
	Truist Financial Corp.	2,024	102,151
	US Bancorp	2,424	114,413
	Wells Fargo & Co.	4,607	202,109
	Willis Towers Watson PLC	130	26,902
			3,771,103

15.51%	HEALTHCARE
	Abbott Laboratories	2,091	227,584
	AbbVie, Inc.	2,155	309,264
	Agilent Technologies, Inc.	213	28,563
	Align Technology, Inc.*	86	24,163
	AmerisourceBergen Corp.	255	37,212
	Amgen, Inc.	667	165,062
	AstraZeneca PLC	722	47,818
	Baxter International, Inc.	83	4,869
	Becton Dickinson and Co.	298	72,804
	Biogen, Inc.*	213	45,808
	Boston Scientific Corp.*	1,560	64,038
	Bristol-Myers Squibb Co.	2,866	211,453
	Cardinal Health, Inc.	249	14,830
	Catalent, Inc.*	86	9,727
	Centene Corp.*	462	42,952

See Notes to Financial Statements

ANNUAL REPORT

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2022

Security Description	Number of Shares	Fair Value
Cigna Corp.	503	$138,506
The Cooper Cos., Inc.	43	14,061
CVS Health Corp.	1,481	141,702
Danaher Corp.	963	280,686
Dexcom, Inc.*	344	28,236
Edwards Lifesciences Corp.*	595	59,821
Elevance Health, Corp.	213	101,622
Eli Lilly & Co.	1,047	345,185
Embecta Corp.*	59	1,736
Gilead Sciences, Inc.	1,689	100,918
HCA Healthcare, Inc.	254	53,955
Hologic, Inc.*	127	9,065
Humana, Inc.	125	60,250
IDEXX Laboratories, Inc.*	45	17,963
Illumina, Inc.*	170	36,836
Incyte Corp.*	132	10,254
Intuitive Surgical, Inc.*	393	90,457
IQVIA Holdings, Inc.*	169	40,606
Laboratory Corporation of America	86	22,548
McKesson Corp.	213	72,757
Medtronic PLC	1,540	142,481
Merck & Co., Inc.	3,163	282,582
Mettler-Toledo International, Inc.*	1	1,350
Pfizer, Inc.	6,556	331,144
Regeneron Pharmaceuticals, Inc.*	132	76,783
ResMed, Inc.	87	20,925
Stryker Corp.	380	81,605
Thermo Fisher Scientific, Inc.	457	273,473
UnitedHealth Group, Inc.	1,047	567,830
Veeva Systems, Inc.*	292	65,285
Vertex Pharmaceuticals, Inc.*	463	129,830
West Pharmaceutical Services, Inc.	43	14,773
Zimmer Biomet Holdings, Inc.	137	15,123
Zimvie Inc.	13	252
Zoetis, Inc.	594	108,435
		5,045,182

See Notes to Financial Statements

ANNUAL REPORT

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2022

	Security Description	Number of Shares	Fair Value
8.28%	INDUSTRIALS
	3M Co.	327	$46,839
	American Airlines Group, Inc.*	2,194	30,080
	AMETEK, Inc.	167	20,625
	The Boeing Co.*	575	91,603
	Canadian Pacific Railway Ltd.	124	9,780
	Carrier Global Corp.	465	18,846
	Caterpillar, Inc.	633	125,492
	CH Robinson Worldwide, Inc.	132	14,612
	Cintas Corp.	86	36,592
	Copart, Inc.*	251	32,153
	CSX Corp.	2,528	81,730
	Cummins, Inc.	213	47,139
	Deere & Co.	338	115,995
	Eaton Corp. PLC	466	69,150
	Emerson Electric Co.	758	68,273
	Equifax, Inc.	128	26,740
	Expeditors International of Washington, Inc.	172	18,275
	Fastenal Co.	636	32,665
	FedEx Corp.	255	59,438
	Fortive Corp.	300	19,335
	General Dynamics Corp.	211	47,827
	General Electric Co.	1,179	87,140
	Honeywell International, Inc.	960	184,762
	JB Hunt Transport Services, Inc.	43	7,881
	Illinois Tool Works, Inc.	255	52,979
	Ingersoll Rand, Inc.	340	16,932
	Jacobs Engineering Group, Inc.	125	17,163
	Johnson Controls International	1,102	59,409
	L3Harris Technologies, Inc.	254	60,952
	Lockheed Martin Corp.	292	120,833
	Nielsen Holdings PLC	256	6,131
	Norfolk Southern Corp.	298	74,849
	Northrop Grumman Corp.	171	81,892
	Old Dominion Freight Line, Inc.	87	26,405
	Otis Worldwide Corp.	250	19,543
	PACCAR, Inc.	382	34,961

See Notes to Financial Statements

ANNUAL REPORT

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2022

	Security Description	Number of Shares	Fair Value
	Parker-Hannifin Corp.	129	$37,293
	Quanta Services, Inc.	43	5,965
	Raytheon Technologies Corp.	1,688	157,338
	Republic Services, Inc.	130	18,026
	Rockwell Automation, Inc.	43	10,977
	Southwest Airlines Co.*	846	32,250
	Stanley Black & Decker, Inc.	170	16,546
	Trane Technologies PLC	210	30,868
	TransDigm Group, Inc.*	43	26,761
	Union Pacific Corp.	753	171,157
	United Airlines Holdings, Inc.*	296	10,878
	United Parcel Service, Inc.	750	146,168
	Verisk Analytics, Inc.	214	40,714
	Westinghouse Air Brake Technologies Corp.	167	15,609
	Waste Management, Inc.	468	77,014
	WW Grainger, Inc.	43	23,372
	Xylem, Inc.	87	8,007
			2,693,964

12.59%	INFORMATION TECHNOLOGY
	Advanced Micro Devices, Inc.*	2,802	264,705
	Amphenol Corp.	672	51,831
	Analog Devices, Inc.	421	72,395
	Applied Materials, Inc.	1,364	144,557
	Arista Networks, Inc.*	1,344	156,751
	Broadcom, Inc.	419	224,366
	CDW Corp./DE	130	23,599
	Cisco Systems, Inc.	10,410	472,302
	Corning, Inc.	806	29,629
	F5 Networks, Inc.*	44	7,364
	Hewlett Packard Enterprise Co.	1,439	20,491
	HP, Inc.	1,968	65,712
	Intel Corp.	4,613	167,498
	Juniper Networks, Inc.	129	3,616
	Keysight Technologies, Inc.*	170	27,642
	KLA Corp.	130	49,860
	Kyndryl Holdings Inc.*	205	2,146

See Notes to Financial Statements

ANNUAL REPORT

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2022

	Security Description	Number of Shares	Fair Value
	Lam Research Corp.	170	$85,087
	Microchip Technology, Inc.	424	29,197
	Micron Technology, Inc.	1,504	93,037
	Motorola Solutions, Inc.	173	41,276
	NetApp, Inc.	132	9,416
	NVIDIA Corp.	3,613	656,228
	Qorvo, Inc.*	42	4,371
	QUALCOMM, Inc.	1,543	223,828
	Roper Technologies, Inc.	131	57,204
	Seagate Technology Holdings PL	205	16,396
	ServiceNow, Inc.*	409	182,684
	Skyworks Solutions, Inc.	130	14,154
	TE Connectivity Ltd.	426	56,969
	Teradyne, Inc.	126	12,712
	Texas Instruments, Inc.	1,291	230,947
	Visa, Inc.	2,220	470,884
	Western Digital Corp.*	299	14,681
	Zebra Technologies Corp.*	249	89,065
	Zoom Video Communications, Inc.*	239	24,823
			4,097,423

2.77%	MATERIALS
	Air Products and Chemicals, Inc.	258	64,043
	Albemarle Corp.	43	10,505
	Amcor PLC	1,902	24,631
	Ball Corp.	424	31,130
	Celanese Corp.	44	5,170
	Corteva, Inc.	848	48,802
	Dow, Inc.	929	49,432
	DuPont de Nemours, Inc.	931	57,005
	Ecolab, Inc.	300	49,551
	FMC Corp.	44	4,888
	Freeport-McMoRan, Inc.	2,029	64,015
	International Paper Co.	593	25,363
	International Flavors & Fragrances, Inc.	85	10,544

See Notes to Financial Statements

ANNUAL REPORT

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2022

	Security Description	Number of Shares	Fair Value
	Linde PLC	715	$215,930
	LyondellBasell Industries NV	251	22,369
	The Mosaic Co.	337	17,746
	Newmont Corp.	802	36,315
	Nucor Corp.	292	39,654
	Packaging Corp. of America	87	12,233
	PPG Industries, Inc.	255	32,969
	The Sherwin-Williams Co.	256	61,937
	Sylvamo Corp.*	51	2,001
	Vulcan Materials Co.	43	7,109
	Westrock Co.	213	9,023
			902,365

2.46%	REAL ESTATE
	Alexandria Real Estate Equities	87	14,423
	American Tower Corp.	465	125,936
	AvalonBay Communities, Inc.	130	27,812
	CBRE Group, Inc.*	507	43,409
	Crown Castle International Corp.	468	84,549
	Digital Realty Trust, Inc.	297	39,338
	Equinix, Inc.	131	92,190
	Equity Residential	382	29,945
	Extra Space Storage, Inc.	44	8,339
	Host Hotels & Resorts, Inc.*	500	8,905
	Mid-America Apartment Communities	44	8,172
	Orion Office Reit Inc.*	16	175
	Prologis, Inc.	927	122,883
	Public Storage	212	69,199
	Realty Income Corp.	199	14,724
	SBA Communications Corp.	35	11,753
	Simon Property Group, Inc.	209	22,706
	Ventas, Inc.	249	13,391
	Welltower, Inc.	424	36,608
	Weyerhaeuser Co.	673	24,443
			798,900

See Notes to Financial Statements

ANNUAL REPORT

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2022

	Security Description	Number of Shares	Fair Value
16.15%	SOFTWARE & SERVICES
	Accenture PLC	1,132	$346,686
	Adobe, Inc.*	1,299	532,746
	ANSYS, Inc.*	86	23,993
	Autodesk, Inc.*	460	99,507
	Automatic Data Processing, Inc.	594	143,225
	Broadridge Financial Solutions	129	20,711
	Cadence Design Systems, Inc.*	718	133,605
	Cloudflare, Inc.*	222	11,171
	Cognizant Technology Solutions	717	48,727
	DXC Technology Co.*	250	7,900
	Fidelity National Information	715	73,044
	Fiserv, Inc.*	637	67,318
	FleetCor Technologies, Inc.*	44	9,684
	Fortinet, Inc.*	835	49,808
	Gartner, Inc.*	168	44,601
	Global Payments, Inc.	300	36,696
	International Business Machine	1,019	133,275
	Intuit, Inc.	465	212,119
	Mastercard, Inc.	1,104	390,584
	Microsoft Corp.	8,178	2,295,892
	NortonLifeLock, Inc.	421	10,327
	Oracle Corp.	2,237	174,128
	Paychex, Inc.	424	54,391
	Paycom Software, Inc.*	43	14,211
	PayPal Holdings, Inc.*	1,675	144,938
	Synopsys, Inc.*	214	78,645
	Tyler Technologies, Inc.*	38	15,162
	VeriSign, Inc.*	432	81,717
			5,254,811

3.18%	UTILITIES
	The AES Corp.	249	5,533
	Ameren Corp.	31	2,887
	American Electric Power Co., Inc.	549	54,109

See Notes to Financial Statements

ANNUAL REPORT

American Conservative Values ETF

Schedule of Investments - continuedJuly 31, 2022

	Security Description	Number of Shares	Fair Value
	American Water Works Co., Inc.	87	$13,523
	CenterPoint Energy, Inc.	422	13,373
	Consolidated Edison, Inc.	41	4,070
	Constellation Energy Corp.	435	28,754
	DTE Energy Co.	174	22,672
	Dominion Energy, Inc.	932	76,405
	Duke Energy Corp.	929	102,125
	Edison International	329	22,296
	Eversource Energy	339	29,907
	Exelon Corp.	1,311	60,948
	FirstEnergy Corp.	552	22,687
	NextEra Energy, Inc.	3,875	327,399
	Public Service Enterprise Group	465	30,537
	Sempra Energy	338	56,040
	The Southern Co.	1,263	97,112
	WEC Energy Group, Inc.	258	26,783
	Xcel Energy, Inc.	508	37,175
			1,034,335

99.63%	TOTAL COMMON STOCKS
	(Cost: $32,887,077)		32,417,951

99.63%	TOTAL INVESTMENTS
	(Cost: $32,887,077)		32,417,951
0.37%	Other assets, net of liabilities		118,899
100.00%	NET ASSETS		$32,536,850

*Non-income producing

See Notes to Financial Statements

ANNUAL REPORT

American Conservative Values ETF

Statement of Assets and LiabilitiesJuly 31, 2022

ASSETS
Investments at fair value (cost of $ 32,887,077) (Note 1)	$32,417,951
Cash	107,298
Dividends receivable	31,250
TOTAL ASSETS	32,556,499

LIABILITIES
Accrued advisory fees	19,649
TOTAL LIABILITIES	19,649
NET ASSETS	$32,536,850

Net Assets Consist of:
Paid-in capital	$33,335,942
Distributable earnings (accumulated deficit)	(799,092)
Net Assets	$32,536,850

NET ASSET VALUE PER SHARE
Net Assets	$32,536,850
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	1,050,000
Net Asset Value and Offering Price Per Share	$30.99

See Notes to Financial Statements

ANNUAL REPORT

American Conservative Values ETF

Statement of OperationsYear Ended July 31, 2022

INVESTMENT INCOME
Dividend income (net of foreign tax withheld of $8)	$461,275
Total investment income	461,275

EXPENSES
Investment advisory fees (Note 2)	227,277
Total expenses	227,277
Net investment income (loss)	233,998

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(257,375)
Change in unrealized appreciation (depreciation) of investments	(1,853,190)
Net realized and unrealized gain (loss) on investments	(2,110,565)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(1,876,567)

American Conservative Values ETF

Statements of Changes in Net Assets

See Notes to Financial Statements

ANNUAL REPORT

	Year ended July 31, 2022	October 28, 2020* through July 31, 2021

Increase (decrease) in Net Assets

OPERATIONS
Net investment income (loss)	$233,998	$41,137
Net realized gain (loss) on investments	(257,375)	137,087
Change in unrealized appreciation (depreciation) of investments	(1,853,190)	1,384,064
Increase (decrease) in net assets from operations	(1,876,567)	1,562,288

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders	(238,343)	(34,780)
Decrease in net assets from distributions	(238,343)	(34,780)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	21,646,524	13,054,908
Shares redeemed	(960,231)	(716,949)
Increase (decrease) in net assets from capital stock transactions	20,686,293	12,337,959

NET ASSETS
Increase (decrease) during period	18,571,383	13,865,467
Beginning of period	13,965,467	100,000
End of period	$32,536,850	$13,965,467

*Commencement of Operations

American Conservative Values ETF

Financial Highlights

See Notes to Financial Statements

ANNUAL REPORT

American Conservative Values ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

	Year ended July 31, 2022	October 28, 2020(2) through July 31, 2021

Net asset value, beginning of period	$32.55	$25.00
Investment activities
Net investment income (loss)(1)	0.25	0.19
Net realized and unrealized gain (loss) on investments	(1.58)	7.53
Total from investment activities	(1.33)	7.72
Distributions
Net investment income	(0.21)	(0.17)
Net realized gain	(0.02)	—
Total distributions	(0.23)	(0.17)
Net asset value, end of period	$30.99	$32.55

Total Return(3)	(4.06%)	30.96%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	0.75%	0.75%
Net investment income (loss)	0.77%	0.82%
Portfolio turnover rate(5)	3.70%	6.04%
Net assets, end of period (000’s)	$32,537	$13,965

(1)Per share amounts caluculated using the average shares outstanding during the period.

(2)Commencement of Operations

(3)Total return is for the period indicated and has not been annualized.

(4)Ratios to average net assets has been annualized.

(5)Portfolio turnover rate is for the period indicated and excludes the effect of securities received or delivered from processing in-kind creations or redemptions and has not been annualized.

ANNUAL REPORT

American Conservative Values ETF

Notes to Financial StatementsJuly 31, 2022

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The American Conservative Values ETF (the “Fund”) is a diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on October 28, 2020.

The Fund’s objective is to seek to achieve long-term capital appreciation with capital preservation as a secondary objective.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Trust’s fair value committee in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”) and as further described below. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary

ANNUAL REPORT

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2022

market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of July 31, 2022:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$32,417,951	$—	$—	$32,417,951
	$32,417,951	$—	$—	$32,417,951

ANNUAL REPORT

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2022

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector.

There were no transfers into or out of any levels during the year ended July 31, 2022. The Fund held no Level 3 securities at any time during the year ended July 31, 2022.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

ANNUAL REPORT

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2022

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended July 31, 2022, such reclassifications were as follows:

Distributable earnings	$(89,200)
Paid-in capital	$ 89,200

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $1,500. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $1,500.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository

ANNUAL REPORT

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2022

Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of July 31, 2022:

	Creation Unit Shares	Creation Transaction Fee	Value
American Conservative Values ETF	25,000	$1,500	$774,750

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

ANNUAL REPORT

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2022

NOTE 2 –	INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Ridgeline Research LLC (the “Advisor”) currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Fund, subject to the policies adopted by the Trust’s Board of Trustees. Under the Advisory Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. Under the Advisory Agreement, the Advisor assumes and pays all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Investment Advisory Agreement, distribution fees or expenses under a 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the rate of 0.75%.

The Advisor has retained Vident Investment Advisory, LLC (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Advisor, subject to the supervision of the Advisor and the Board. For the services it provides for the Fund, the Sub-Advisor is compensated by the Advisor from the management fees paid by the Fund to the Advisor.

For the services it provides to the Fund, the Sub-Advisor is compensated by the Advisor from the advisory fees paid by the Fund to the Advisor. Fees to the Sub-Advisor are calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Fund at the following rate: 0.05% on the first $250 million in net assets; 0.04% on the next $250 million in net assets; and 0.03% on any net assets in excess of $500 million (subject to a minimum of $30,000 per year).

ANNUAL REPORT

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2022

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund, subject to a minimum of $25,000 per year. The Advisor pays these fees.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a partner of Practus, LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Tom Carter, Vice President of the Trust, is President of the Advisor. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King, Mr. Malaspina or Mr. Carter receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

Custodian and Transfer Agent

Citibank, N.A. serves as the Fund’s Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant pursuant to a Services Agreement. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term notes for the year ended July 31, 2022 were as follows:

Purchases	Sales
$1,105,602	$1,157,747

ANNUAL REPORT

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2022

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the year ended July 31, 2022 were as follows:

Purchases	Sales	Realized Gain
$21,468,485	$791,601	$88,878
NOTE 4 –	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions during the year ended July 31, 2022, and for the period October 28, 2020* to July 31, 2021 were as follows:

	Year Ended July 31, 2022	Period October 28, 2020* to July 31, 2021
Distributions paid from:
Ordinary income	$237,754	$34,780
Realized gain	589	—
	$238,343	$34,780

*Commencement of operations

As of July 31, 2022, the components of distributable earnings (deficit) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$17,981
Accumulated net realized gain (loss) on investments	(346,323)
Net unrealized appreciation (depreciation) on investments	(470,750)
$(799,092)

As of July, 31, 2022, the Fund had a capital loss carryforward of $346,323. $245,153 is considered short term and $101,170 is considered long term. These losses may be carried forward indefinitely.

ANNUAL REPORT

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2022

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$32,888,701	$2,832,338	$(3,303,088)	$(470,750)

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sale losses.

NOTE 5 –TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in large blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

	Year Ended July 31, 2022	Period October 28, 2020* to July 31, 2021
Shares sold	650,000	450,000
Shares reinvested		—
Shares redeemed	(29,000)	(25,000)
Net increase (decrease)	621,000	425,000

ANNUAL REPORT

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2022

NOTE 6 – SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of July 31, 2022, the Fund had 16.15% and 15.51% of the value of its net assets invested in securities within the Software & Services and Healthcare sectors, respectively.

NOTE 7 – RISKS OF INVESTING IN THE FUND

As with all funds, a shareholder is subject to the risk that an investment in the Fund could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

•Not Individually Redeemable. Shares of the Fund (“Shares”) are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.”You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

•Trading Issues. Although it is expected that Shares will remain listed for trading on the Exchange, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for Shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund. This adverse effect on liquidity for the Fund’s Shares in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those Shares.

ANNUAL REPORT

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2022

•Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV. The market price of Shares may deviate from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Shares of the Fund bought or sold.

•Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Costs of Buying or Selling Shares: Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Active Management Risk. The Advisor’s investment decisions about individual securities impact the Fund’s ability to achieve its investment objective. The Advisor’s judgments about the attractiveness and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Advisor’s investment strategy will produce the desired results.

ANNUAL REPORT

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2022

Fund Investor Sourced Research and Opinion Risk. Company favorability ratings are collected from shareholders of the Fund, who may not be professional investors, may have no financial expertise, and may not do any research on companies prior to participation (referred to herein as “Fund Investor sourced research and opinion.” Fund Investor sourced research and opinion depends, to a large extent, on active participation of a sufficient number of shareholders. Investment decisions made using Shareholder Sourced Research may be influenced by cognitive and emotional biases, resulting in investment choices that underperform the market generally. Although the Advisor employs measures to detect irregularities in Fund Investor sourced research and opinion, there is no assurance these measures will be successful and, as a result, the integrity of the data could be compromised or could be subject to manipulation. The Advisor may be unable to collect Fund Investor sourced research and opinion for a period of time because of technical issues, failures of the Internet, cybersecurity breaches, or adverse claims on intellectual property, among other reasons.

Market Risk. Overall stock market risks may affect the value of individual securities in which the Fund invests. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Large Capitalization Securities Risk. Investments in large capitalization securities as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small capitalization securities. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Non-Financial Risk. Because the Fund assigns weights to securities of issuers for nonfinancial reasons, the Fund may underperform the broader equity market or other funds that do not take into consideration such non-financial factors when selecting investments.

ANNUAL REPORT

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2022

Portfolio Turnover Risk. Portfolio turnover refers to the rate at which the securities held by the Fund are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Fund’s return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as the Fund shareholder.

Health Crisis Risk. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may affect adversely the value and liquidity of the Fund’s investments.

Market Disruption and Geopolitical Events. Geopolitical and other events (e.g., wars, terrorism or natural disasters) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly reduce the value of the Fund’s investments. Terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures or declines.

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Fund’s other service providers, market makers, Authorized Participants (participants authorized to redeem Creation Units of a particular ETF) or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

ANNUAL REPORT

American Conservative Values ETF

Notes to Financial Statements - continuedJuly 31, 2022

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Advisor seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

ANNUAL REPORT

American Conservative Values ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of American Conservative Values ETF and
Board of Trustees of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of American Conservative Values ETF (the “Fund”), a series of ETF Opportunities Trust, as of July 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets, the related notes, and the financial highlights for each of the two periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2022, the results of its operations for the year then ended and the changes in net assets and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2022, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2019.

COHEN & COMPANY, LTD.
Cleveland, Ohio
September 29, 2022

ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (888) 909-6030.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, Virginia, 23235, unless otherwise indicated.

ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Non-Interested Trustees

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (67) Trustee	Indefinite, Since December 2019	Dean, Jones College of Business, Middle Tennessee State University since July 2013.	13	World Funds Trust for the twenty series of that Trust (registered investment company)
Mary Lou H. Ivey (64) Trustee	Indefinite, Since December 2019	Senior Vice President, Episcopal Church Building Fund (national nonprofit organization), since January 2022. Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), 2008-2021.	13	World Funds Trust for the twenty series of that Trust (registered investment company)
Theo H. Pitt, Jr. (86) Trustee	Indefinite, Since December 2019	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	13

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; Starboard Investment Trust for the fourteen series of that trust; and World Funds Trust for the twenty series of that Trust (all registered investment companies)

Kevin Farragher (64) Trustee	Indefinite, Since December 2019	Senior Product Specialist, Valkyrie Investments, January 2022 to present; Independent Consultant 2014-2021.	13	None

ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Officers Who Are Not Trustees

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (58) President	Indefinite, Since December 2019	Managing Director of Business Development, Commonwealth Fund Services, Inc. (fund administration and transfer agency), October 2013 – present.
Thomas A. Carter (55) Vice President	Indefinite, Since December 2019	President Ridgeline Research September 2019 through present; President ALPS Advisors and ALPS Portfolio Solutions Distributors 2007 – November 2018. Garden leave November 2018 – September 2019.
Karen M. Shupe (58) Treasurer and Principal Executive Officer	Indefinite, Since December 2019	Managing Director Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (67) Assistant Treasurer and Principal Financial Officer	Indefinite, Since December 2019	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (53) Secretary	Indefinite, Since December 2019	Attorney, Practus LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
J. Stephen King (59) Assistant Secretary	Indefinite, Since September, 2022	Attorney, Practus LLP (law firm), 2020 to present; The TCW Group, Inc. (investment management firm), 2017 to 2020.
Gino E. Malaspina (54) Assistant Secretary	Indefinite, Since September, 2022

Counsel, Practus LLP (law firm), since August 2022; Vice President and Senior Counsel, State Street Corporation, October 2019 to July 2022; Senior Counsel, Apex Fund Services (formerly, Atlantic Fund Services), June 2014 to October 2019.

Holly B. Giangiulio (60) Assistant Secretary	Indefinite, Since December 2019	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, Corporate Accounting and HR Manager from 2010 to 2015.
Laura B. Wright (50) Assistant Secretary	Indefinite, Since May, 2022	Fund Administrator, Commonwealth Fund Services, Inc., 2016 to present.
Julian G. Winters (53) Chief Compliance Officer	Indefinite, Since December 2019	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-888-909-6030 or on the SEC’s website at http://www.sec.gov.Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 1-888-909-6030 or on the SEC’s website at http://www.sec.gov.

ANNUAL REPORT

American Conservative Values ETF

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, February 1, 2022 and held for the six months ended July 31, 2022.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ANNUAL REPORT

American Conservative Values ETF

Fund Expenses (unaudited) - continued

	Beginning Account Value 2/1/22	Ending Account Value 7/31/22	Annualized Expense Ratio	Expenses Paid During Period Ended* 7/31/22
American Conservative Values ETF	$1,000.00	$963.50	0.75%	$3.65
Hypothetical**	$1,000.00	$1,021.08	0.75%	$3.76

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal period divided by 365 days in the current year.

**5% return before expenses

ANNUAL REPORT

American Conservative Values ETF

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this annual report.

Investment Advisor:

Ridgeline Research LLC
14961 Finegan Farm Drive
Darnestown, Maryland 20874

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Fund Accountant, Transfer Agent and Custodian:

Citi Fund Services Ohio, Inc. and Citibank, N.A.
4400 Easton Commons, Suite 200
Columbus, Ohio 43219

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

ITEM 2.

CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

ITEM 3.

AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.

PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $14,000 for 2022 and $14,000 for 2021.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2022 and $0 for 2021.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,000 for 2022 and $3,000 for 2021. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2022 and $0 for 2021.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant’s principal  accountant to the American Conservative Values ETF.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)           0%

(d)           NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2022 and $0 for 2021.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant’s investment adviser and any control affiliates that provide ongoing services to the registrant.

(i) Not applicable.

(j) Not applicable.

ITEM 5.

AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.

SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.

DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.

PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.

PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.

SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.

CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.

DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.

EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: October 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: October 7, 2022

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: October 7, 2022

* Print the name and title of each signing officer under his or her signature.